INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, balance at the beginning of the period	$ 39	$ 43
Gross increases and decreases-tax positions taken during the prior period	15	(3)
Gross increases and decreases-tax positions taken during the current period	9	3
Decreases related to settlement of amounts due to tax authorities	(3)
Reductions resulting from the lapse of statutes of limitation	(3)	(4)
Unrecognized tax benefits, balance at the end of the period	57	39	43
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	37	31
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest expense included in tax expense	(1)	5	1
Interest and penalties accrued related to unrecognized tax benefits
Accrued liability for interest	10	13
Accrued liability for penalties	1	2
Decrease in the unrecognized tax benefits reasonably possible, low end of range	1
Decrease in the unrecognized tax benefits reasonably possible, high end of range	19
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested	$ 215